Employee Benefit Plan - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Maximum percentage of employee contribution to retirement plan	90.00%
Percentage of employer matching contribution	100.00%
Percentage of employee annual compensation matched by the employer	5.00%
Employers matching contribution vesting percentage	100.00%
Employers matching contribution	$ 550	$ 723